UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  3/31/13

Item 1.  Reports to Stockholders.

Good Harbor U.S. Tactical Core Fund

Class	A	Shares	GHUAX
Class	C	Shares	GHUCX
Class	I	Shares	GHUIX

Semi - Annual Report

March 31, 2013

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

GOOD HARBOR U.S. TACTICAL CORE FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2013

The Fund's performance figures* for the period ended March 31, 2013, as compared to its benchmark:
	Inception** -	Inception*** -
	March 31, 2013	March 31, 2013
Good Harbor U.S. Tactical Core Fund - Class A	9.40%	N/A
Good Harbor U.S. Tactical Core Fund - Class A with load	3.11%	N/A
Good Harbor U.S. Tactical Core Fund - Class I	9.50%	N/A
Good Harbor U.S. Tactical Core Fund - Class C	N/A	8.97%
S&P 500 Total Return Index	10.61%	7.55%

* The performance data quoted here represents past performance.  The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods less than 1 year are not annualized.  The Fund’s total annual operating expenses are 1.40% for Class A shares, 1.15% for Class I shares and 2.15% for Class C shares per the December 26, 2012 Prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

** Inception date is December 31, 2012.
*** Inception date is January 4, 2013.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	93.6%
Other, Cash & Cash Equivalents	6.4%
	100.0%
Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR U.S. TACTICAL CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares			Value
	EXCHANGE TRADED FUNDS - 93.6%
	GROWTH & INCOME - LARGE CAP - 46.9%
3,181	Direxion Daily S&P 500 Bull 3x Shares *		$ 370,237
17,551	iShares Core S&P 500 ETF		2,761,299
3,163	ProShares UltraPro S&P500		370,482
			3,502,018
	GROWTH & INCOME - SMALL CAP - 46.7%
4,127	Direxion Daily Small Cap Bull 3x Shares *		367,138
29,185	iShares Russell 2000 Index Fund		2,750,978
3,687	ProShares UltraPro Russell2000		367,926
			3,486,042

	TOTAL EXCHANGE TRADED FUNDS - (Cost - $6,796,031)		6,988,060

	SHORT TERM INVESTMENT - 10.9%
	MONEY MARKET FUND - 10.9%
817,210	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class,
	to yield 0.14% (a) (Cost $817,210)		817,210

	TOTAL INVESTMENTS - 104.5% (Cost - $7,613,241) (b)		$ 7,805,270
	LIABILITIES LESS OTHER ASSETS - (4.5) %		(337,252)
	NET ASSETS - 100.0%		$ 7,468,018

* Non-income producing security.
(a) Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,613,241 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 192,029
		Unrealized depreciation	-
		Net unrealized appreciation	$ 192,029

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

ASSETS
Investment securities:
At cost	$ 7,613,241
At value	$ 7,805,270
Dividends and interest receivable	19,192
Receivable due from Advisor	21,139
Receivable for Fund shares sold	98,866
TOTAL ASSETS	7,944,467

LIABILITIES
Payable for investments purchased	449,662
Fees payable to other affiliates	26,261
Distribution (12b-1) fees payable	526
TOTAL LIABILITIES	476,449
NET ASSETS	$ 7,468,018

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 7,271,428
Undistributed net investment income	13,352
Accumulated net realized loss from security transactions	(8,791)
Net unrealized appreciation of investments	192,029
NET ASSETS	$ 7,468,018

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 2,942,179
Shares of beneficial interest outstanding	268,874
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.94
Maximum offering price per share (maximum sales charge of 5.75%)	$ 11.61

Class I Shares:
Net Assets	$ 4,098,425
Shares of beneficial interest outstanding	374,386
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 10.95

Class C Shares :
Net Assets	$ 427,414
Shares of beneficial interest outstanding	39,114
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 10.93

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2013 (a)

INVESTMENT INCOME
Dividends	$ 19,075
Interest	179
TOTAL INVESTMENT INCOME	19,254

EXPENSES
Investment advisory fees	4,540
Distribution (12b-1) fees:
Class A	429
Class C	217
Administrative services fees	38,761
TOTAL EXPENSES	43,947

Less: Fees waived/reimbursed by the Advisor	(38,045)

NET EXPENSES	5,902

NET INVESTMENT INCOME	13,352

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(8,791)
Net change in unrealized appreciation on investments	192,029

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	183,238

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 196,590

(a)	The Good Harbor U.S. Tactical Core Fund Class A and I shares commenced operations on December 31, 2012. Class C Shares commenced operations on January 4, 2013.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2013 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income	$ 13,352
Net realized loss on investments	(8,791)
Net change in unrealized appreciation on investments	192,029
Net increase in net assets resulting from operations	196,590

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,862,746
Class I	3,990,939
Class C	425,863
Redemption fee proceeds:
Class A	0	(b)
Class I	0	(b)
Payments for shares redeemed:
Class A	(5)
Class I	(10)
Class C	(8,105)
Net increase in net assets from shares of beneficial interest	7,271,428

TOTAL INCREASE IN NET ASSETS	7,468,018

NET ASSETS
Beginning of Period	-
End of Period*	$ 7,468,018
* Includes undistributed net investment income of:	$ 13,352

SHARE ACTIVITY
Class A:
Shares Sold	268,874
Net increase in shares of beneficial interest outstanding	268,874

Class I:
Shares Sold	374,387
Shares Redeemed	(1)
Net increase in shares of beneficial interest outstanding	374,386

Class C:
Shares Sold	39,114
Net increase in shares of beneficial interest outstanding	39,114

(a)	The Good Harbor U.S. Tactical Core Fund Class A and I shares commenced operations on December 31, 2012. Class C Shares commenced operations on January 4, 2013

(b)	Amount represents less than $1.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period Ended March 31, 2013
	Class A (1)		Class I (1)		Class C (2)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00		$ 10.03

Activity from investment operations:
Net investment income (3)	0.08		0.08		0.02
Net realized and unrealized
gain on investments	0.86		0.87		0.88
Total from investment operations	0.94		0.95		0.90

Paid in capital from redemption fees	0.00	(4)	0.00	(4)	-

Net asset value, end of period	$ 10.94		$ 10.95		$ 10.93

Total return (5,6)	9.40%		9.50%		8.97%

Net assets, at end of period (000s)	$ 2,942		$ 4,098		$ 427

Ratio of gross expenses to average
net assets (7,8,9)	8.83%		8.65%		27.56%
Ratio of net expenses to average
net assets (8,9)	1.40%		1.15%		2.15%
Ratio of net investment income
to average net assets (8,9)	2.92%		3.17%		0.87%

Portfolio Turnover Rate (6)	29%		29%		29%

(1)	The Good Harbor U.S. Tactical Core Fund's Class A and Class I shares commenced operations on December 31, 2012.
(2)	The Good Harbor U.S. Tactical Core Fund's Class C shares commenced operations on January 4, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Amount represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2013

1.

ORGANIZATION

The Good Harbor U.S. Tactical Core Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek total return from capital appreciation and income. The Fund commenced operations on December 31, 2012.

The Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I and Class C shares are offered at net asset value.  Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid price on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,988,060	$ -	$ -	$ 6,988,060
Short - Term Investment	817,210	-	-	817,210
Total	$ 7,805,270	$ -	$ -	$ 7,805,270

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.  Any such reclassifications will have no effect on net assets, results from operations, or Net Asset Value per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended March 31, 2013, the Advisor earned advisory fees of $4,540.

Pursuant to the Operating Expense Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.40%, 1.15% and 2.15% of the daily average net assets attributable to Class A, Class I and Class C shares respectively. During the period ended March 31, 2013, the Advisor waived fees of $4,540 and reimbursed expenses of $33,505.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A , Class I and class C shares are subsequently less than 1.40%, 1.15% and 2.15% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.40%, 1.15% and 2.15% of average daily net assets for Class A, Class I and Class C shares, respectively. If Fund Operating Expenses attributable to Class A, Class I and Class C shares subsequently exceed 1.40%, 1.15% and 2.15% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of March 31, 2013 there was $38,045 of fee waivers subject to recapture by the Advisor through September 30, 2016.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A shares and Class C shares respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $429 in distribution fees for Class A shares and $217 in distribution fees for Class C shares were paid during the period ended March 31, 2013.

Pursuant to the terms of an administrative servicing agreement with GFS, the Fund pays to GFS a monthly fee for all operating expenses of the Fund, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees.  The approved entities may be affiliates of GFS.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

Effective January 2013, GFS pays the Fund’s pro rata share of a total fee of $6,000 per quarter for each Independent Trustee, plus $3,500 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended March 31, 2013 amounted to $7,663,655 and $858,833, respectively.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days.  The redemption fee is paid directly to the Fund.  For the period ended March 31, 2013, the Fund assessed redemption fees of $0.05.

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Core S&P 500 ETF and iShares Russell 2000 Index Fund (the “Securities”).  The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities.  The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at ‘www.sec.gov’ or on the Funds’ website ‘www.iShares.com’.  As of March 31, 2013, the percentage of the Fund’s net assets invested in the Securities was 36.97% and 36.84% for the Fund.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND

EXPENSE EXAMPLES (Unaudited)

March 31, 2013

As a shareholder of the Good Harbor U.S. Tactical Core Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Good Harbor U.S. Tactical Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held from December 31, 2012 through March 31, 2013 for Class A and Class I and from January 4, 2013 through March 31, 2013 for Class C.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/31/12	Ending Account Value 3/31/13	Expenses Paid During Period 12/31/12 – 3/31/13	Annualized Expense Ratio
Class A *	$1,000.00	$1,094.00	$3.49	1.40%
Class I *	$1,000.00	$1,095.00	$2.87	1.15%
	Beginning Account Value 1/4/13	Ending Account Value 3/31/13	Expenses Paid During Period 1/4/13 – 3/31/13	Annualized Expense Ratio
Class C **	$1,000.00	$1,089.70	$5.11	2.15%

Hypothetical (5% return before expenses)***	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period 10/1/12 – 3/31/13****	Annualized Expense Ratio
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Class C	$1,000.00	$1,014.20	$10.80	2.15%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (87) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (83) divided by the number of days in the fiscal year (365).

***The hypothetical example assumes that the Portfolio was in operation for the full six months ended 3/31/2013.

****Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – Good Harbor U.S. Tactical Core Fund

In connection with a meeting held on November 29, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, on behalf of the Good Harbor U.S. Tactical Core Fund (the “Fund”).

In its consideration of the approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent & Quality of Service.  The Board noted that GHF manages the assets of thousands of clients, with over $2.3 billion in assets.  They reviewed the personnel backgrounds and agreed that the GHF partners have extensive and impressive backgrounds in financial services.  The Trustees discussed the possible benefit to shareholders of GHF’s focus on the management of alternative, tactical and flexible investment solutions using analysis of the relationship between capital markets, interest rates and the economy to provide the information necessary to determine an optimal investment exposure to participate in market advances and minimize declines. The Trustees discussed that GHF will provide portfolio management, sales/marketing, and trading services to the Fund along with continuous compliance monitoring with regard to investment limitations.  The Board concludes that based on GHF’s current assets under management, it has the potential to deliver quality service to the shareholders.

Performance.  The Board noted that GHF’s model is based on 30+years of market data and for the past 9 years its US Tactical Core Composite has significantly outperformed its benchmark.  It was also noted that the composite outperformed the Morningstar category for the one and five year periods.   The Board concluded that GHF has experienced and skilled staff to deliver positive performance for the shareholders and to the Boards expectations.

Fees & Expenses.  The Board noted that GHF will charge a management fee of 1.00% which is slightly lower than both the peer group 1.10% and the Morningstar category of 1.06%.  They observed that there will be an expense cap of 1.15%, excluding Rule 12b-1 fees, which is below the peer group and the Morningstar category averages.  The Board also noted that GHF charges higher management fees for their separately managed account clients in their US Tactical Core Composite.  The Board concluded that the retail mutual fund client will get the benefit of the same unique, quantitative, and risk managed strategy at more competitive fee than GHF’s SMA clients and that the advisory fee is reasonable.

Economies of Scale.  The Trustees discussed the fee arrangement that GHF had negotiated with GFS, and concluded that shareholders will benefit from economies of scale of the GFS breakpoints.

Profitability.  The Trustees acknowledged that GHF anticipates the realization of meaningful profits during the initial two years of the agreement, but concluded that the estimated profits appeared reasonable.  This conclusion related to the fact that the fee was below average and competitive, that GHF intends to invest some of the legitimate profits in distribution (which will benefit all shareholders), and that the Board can monitor breakpoints or a lower fee in the future if warranted.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR

Good Harbor Financial, LLC

155 N. Wacker Drive, Suite 850

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/4/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/4/13